Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

7. RELATED PARTY TRANSACTIONS

MUSE Associates, LLC is a limited liability company wholly owned by the Company’s outside director, Mr. Mochio Umeda.

For the years ended March 31, 2012 and 2013, Ricoh paid the consulting fee of ¥35 million and ¥25 million to MUSE Associates, LLC respectively, which were recorded in selling, general and administrative expenses. There are no account balances relating to this transaction at March 31, 2012 and 2013. Fees and other transaction terms are determined through negotiations, based on consideration of the general market transaction data.